DWS S&P 500 Index Fund Annual Fund Operating Expenses - DWS S&P 500 Index Fund	Apr. 28, 2026
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.24%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.54%	[1]
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.26%	[1]
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.22%	[1]
Class S
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.24%
Expenses (as a percentage of Assets)	0.29%	[1]

[1]	The table and Example below reflect the expenses of both the fund and the Portfolio.